Consolidated Statement of Changes in Total Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Partners' Capital [Abstract]
Percentage interest on sale			1.00%
Equity based compensation, tax	$ 0.2	$ 0.4